Revenue - Summary of Revenue Disaggregated by Types of Revenue and Timing of Revenue Recognition (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 68,986,938	₩ 73,459,408	₩ 77,056,549
Revenue from construction contracts	5,193,949
Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	59,702,284	60,903,559	64,201,433
Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,510,262	4,124,633	4,421,234
Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,398,897	8,078,050	8,106,524
Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	375,495	353,166	327,358
Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	60,137,828	62,518,570	64,886,449
Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,849,110	10,940,838	12,170,100
Steel [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	37,284,859	39,104,095	40,393,273
Steel [member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	36,276,548	38,049,273	39,435,236
Steel [member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	852,575	889,556	807,142
Steel [member] | Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Steel [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	155,736	165,266	150,895
Steel [member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	36,432,284	38,214,539	39,586,131
Steel [member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	852,575	889,556	807,142
Trading [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	23,744,104	22,803,773	24,033,506
Trading [member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	21,387,183	20,059,155	20,973,059
Trading [member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,259,069	2,736,866	3,056,272
Trading [member] | Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Trading [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	97,852	7,752	4,175
Trading [member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	21,485,035	20,066,907	20,977,234
Trading [member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,259,069	2,736,866	3,056,272
Construction [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,507,477	8,244,271	8,230,482
Construction [member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Construction [member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	131,558	127,572	142,902
Construction [member] | Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,355,413	8,052,414	8,070,120
Construction [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	20,506	64,285	17,460
Construction [member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	80,554	1,326,130	375,118
Construction [member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,426,923	6,918,141	7,855,364
Logistics and Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	308,698	421,742	470,613
Logistics and Others [Member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,174	11,894	17,923
Logistics and Others [Member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	259,477	363,384	397,421
Logistics and Others [Member] | Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Logistics and Others [Member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	48,047	46,464	55,269
Logistics and Others [Member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	49,221	58,358	73,192
Logistics and Others [Member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	259,477	363,384	397,421
Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	45,482	72,978	112,633
Others [member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	759	0	0
Others [member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,803	3,579	13,082
Others [member] | Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Others [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	40,920	69,399	99,551
Others [member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	41,680	69,399	99,551
Others [member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,802	3,579	13,082
Rechargeable Battery Materials [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,096,318	2,812,549	3,816,042
Rechargeable Battery Materials [Member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,036,620	2,783,237	3,775,215
Rechargeable Battery Materials [Member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,780	3,676	4,415
Rechargeable Battery Materials [Member] | Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	43,484	25,636	36,404
Rechargeable Battery Materials [Member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	12,434	0	8
Rechargeable Battery Materials [Member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,049,054	2,783,237	3,775,223
Rechargeable Battery Materials [Member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 47,264	₩ 29,312	₩ 40,819